UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000,

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Patrick F. Quan

American Funds Fundamental Investors

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Fundamental Investors® Investment portfolio September 30, 2013 unaudited

Common stocks 95.63%
		Value
Consumer discretionary 16.76%	Shares	(000)

Amazon.com, Inc.[1]	5,973,800	$ 1,867,649
Home Depot, Inc.	19,139,500	1,451,731
Comcast Corp., Class A	24,588,900	1,110,189
Time Warner Inc.	16,267,000	1,070,531
Walt Disney Co.	11,340,000	731,317
Twenty-First Century Fox, Inc., Class A	17,300,000	579,550
Starbucks Corp.	6,730,000	518,008
Expedia, Inc.	5,291,000	274,021
NIKE, Inc., Class B	3,400,000	246,976
Liberty Global PLC, Class A1	1,702,829	135,119
Liberty Global PLC, Class C1	1,371,516	103,453
CBS Corp., Class B	4,125,000	227,535
Macy's, Inc.	5,000,000	216,350
Viacom Inc., Class B	2,500,000	208,950
Johnson Controls, Inc.	4,500,000	186,750
Time Warner Cable Inc.	1,638,000	182,801
Las Vegas Sands Corp.	2,708,240	179,881
General Motors Co.[1]	5,000,000	179,850
Lowe's Companies, Inc.	3,430,000	163,302
Naspers Ltd., Class N	1,700,000	157,202
Ctrip.com International, Ltd. (ADR)[1]	2,500,000	146,075
Marriott International, Inc., Class A	3,193,545	134,321
Wynn Resorts, Ltd.	650,000	102,707
Ralph Lauren Corp., Class A	408,541	67,299
Toyota Motor Corp.	930,000	59,322
Murphy USA Inc.[1]	685,000	27,667
News Corp., Class A1	1,500,000	24,090
Industria de Diseño Textil, SA	140,000	21,573
		10,374,219

Financials 14.86%

American Express Co.	9,770,000	737,830
Wells Fargo & Co.	17,650,916	729,336
Citigroup Inc.	14,685,000	712,369
CME Group Inc., Class A	8,007,600	591,602
Goldman Sachs Group, Inc.	3,620,000	572,720
Capital One Financial Corp.	7,500,000	515,550
BlackRock, Inc.	1,850,000	500,647
ACE Ltd.	4,900,000	458,444
Weyerhaeuser Co.[1]	14,726,107	421,609
JPMorgan Chase & Co.	8,130,000	420,240
Legal & General Group PLC	121,784,921	386,823
Moody's Corp.	5,420,000	381,189
Charles Schwab Corp.	16,465,000	348,070
McGraw Hill Financial, Inc.	4,405,000	288,924
Common stocks
		Value
Financials (continued)	Shares	(000)

Berkshire Hathaway Inc., Class A1	1,555	$ 264,988
American International Group, Inc.	4,666,700	226,942
SunTrust Banks, Inc.	7,000,000	226,940
Aon PLC, Class A	2,860,000	212,898
XL Group PLC	6,000,000	184,920
CNO Financial Group, Inc.[2]	11,900,000	171,360
American Tower Corp.	2,000,000	148,260
Leucadia National Corp.	4,589,846	125,027
Svenska Handelsbanken AB, Class A	2,790,000	119,341
KeyCorp	9,625,000	109,725
Hospitality Properties Trust	3,693,018	104,512
U.S. Bancorp	2,672,000	97,742
Digital Realty Trust, Inc.	1,490,000	79,119
AMP Ltd.	6,577,794	28,289
AXA SA	800,000	18,534
Industrial and Commercial Bank of China Ltd., Class H	21,986,000	15,336
		9,199,286

Industrials 13.83%

Boeing Co.	12,940,000	1,520,450
Lockheed Martin Corp.	6,783,200	865,197
Union Pacific Corp.	5,320,496	826,486
General Electric Co.	34,000,000	812,260
Parker-Hannifin Corp.	7,350,000	799,092
European Aeronautic Defence and Space Co. EADS NV	7,515,000	478,800
Deere & Co.	5,662,020	460,832
Rockwell Automation	3,500,000	374,290
Caterpillar Inc.	4,070,000	339,316
Honeywell International Inc.	2,800,000	232,512
Siemens AG	1,750,000	210,848
United Technologies Corp.	1,900,000	204,858
Schneider Electric SA	2,233,764	188,902
Cummins Inc.	1,410,000	187,347
MTU Aero Engines AG	1,835,346	171,472
Fastenal Co.	3,100,000	155,775
Grafton Group PLC, units[2]	15,037,000	142,094
Waste Management, Inc.	3,400,000	140,216
Iron Mountain Inc.	4,557,392	123,141
Meggitt PLC	13,555,334	120,477
Ryanair Holdings PLC (ADR)	1,850,000	92,019
Northrop Grumman Corp.	740,000	70,492
Rockwell Collins, Inc.	405,000	27,483
Experian PLC	870,000	16,577
		8,560,936

Information technology 13.80%

Microsoft Corp.	38,694,476	1,288,913
Google Inc., Class A1	1,402,800	1,228,727
Texas Instruments Inc.	20,780,300	836,823
ASML Holding NV	4,173,032	412,120
ASML Holding NV (New York registered)	2,396,000	236,629
Taiwan Semiconductor Manufacturing Co. Ltd.	96,625,000	328,434
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	7,996,600	135,622
Common stocks
		Value
Information technology (continued)	Shares	(000)

Avago Technologies Ltd.	10,049,993	$ 433,356
Apple Inc.	800,000	381,400
Amphenol Corp., Class A	4,100,000	317,258
Intel Corp.	12,000,000	275,040
Cisco Systems, Inc.	10,500,000	245,910
salesforce.com, inc.[1]	4,595,000	238,526
Maxim Integrated Products, Inc.	7,799,000	232,410
Rackspace Hosting, Inc.[1]	3,905,000	206,028
MasterCard Inc., Class A	300,000	201,834
ASM Pacific Technology Ltd.	17,676,500	179,365
eBay Inc.[1]	3,000,000	167,370
Analog Devices, Inc.	3,400,000	159,970
Baidu, Inc., Class A (ADR)[1]	985,000	152,852
Murata Manufacturing Co., Ltd.	1,655,000	126,110
EMC Corp.	4,500,000	115,020
Visa Inc., Class A	600,000	114,660
Micron Technology, Inc.[1]	6,000,000	104,820
TE Connectivity Ltd.	1,955,000	101,230
SanDisk Corp.	1,500,000	89,265
Intuit Inc.	1,305,000	86,535
Oracle Corp.	2,230,000	73,969
Linear Technology Corp.	1,860,000	73,768
		8,543,964

Health care 11.35%

Merck & Co., Inc.	16,785,000	799,134
Gilead Sciences, Inc.[1]	12,663,212	795,756
Bristol-Myers Squibb Co.	14,650,000	678,002
Baxter International Inc.	9,831,755	645,848
Vertex Pharmaceuticals Inc.[1]	6,215,000	471,221
Express Scripts Holding Co.[1]	7,130,000	440,491
Pfizer Inc.	15,250,000	437,828
Regeneron Pharmaceuticals, Inc.[1]	1,349,248	422,139
AbbVie Inc.	8,015,000	358,511
Roche Holding AG	1,130,000	304,757
Johnson & Johnson	3,500,000	303,415
Edwards Lifesciences Corp.[1]	3,200,000	222,816
AstraZeneca PLC	3,300,000	171,784
AstraZeneca PLC (ADR)	700,000	36,351
Intuitive Surgical, Inc.[1]	498,000	187,382
Quest Diagnostics Inc.	2,750,000	169,923
WellPoint, Inc.	2,000,000	167,220
UnitedHealth Group Inc.	1,852,000	132,622
GlaxoSmithKline PLC	5,070,000	127,837
Sanofi	1,140,000	115,622
Humana Inc.	396,000	36,959
		7,025,618

Energy 10.22%

Suncor Energy Inc.	18,492,932	661,225
Occidental Petroleum Corp.	6,300,000	589,302
Enbridge Inc.	12,169,701	508,267
Chevron Corp.	3,773,900	458,529
FMC Technologies, Inc.[1]	7,560,000	418,975
Common stocks
		Value
Energy (continued)	Shares	(000)

ConocoPhillips	6,000,000	$ 417,060
Noble Energy, Inc.	5,400,000	361,854
Royal Dutch Shell PLC, Class B (ADR)	4,500,000	309,825
Kinder Morgan, Inc.	8,240,645	293,120
Concho Resources Inc.[1]	2,420,000	263,320
Southwestern Energy Co.[1]	7,000,000	254,660
Denbury Resources Inc.[1]	13,800,000	254,058
Baker Hughes Inc.	5,000,000	245,500
Transocean Ltd.	4,591,700	204,331
Oceaneering International, Inc.	2,449,764	199,019
EOG Resources, Inc.	1,000,000	169,280
Murphy Oil Corp.	2,740,000	165,277
Peyto Exploration & Development Corp.	4,297,500	126,999
CONSOL Energy Inc.	3,700,000	124,505
TOTAL SA	2,000,000	116,061
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	4,962,200	76,864
Schlumberger Ltd.	750,000	66,270
Spectra Energy Corp	1,300,000	44,499
		6,328,800

Consumer staples 5.00%

Philip Morris International Inc.	9,400,000	813,946
PepsiCo, Inc.	7,750,000	616,125
Costco Wholesale Corp.	3,805,000	438,032
Kimberly-Clark Corp.	3,700,000	348,614
Procter & Gamble Co.	3,600,000	272,124
British American Tobacco PLC	3,885,000	206,073
Japan Tobacco Inc.	5,476,000	196,656
Pernod Ricard SA	1,130,000	140,321
Altria Group, Inc.	1,750,000	60,112
		3,092,003

Materials 4.42%

FMC Corp.	6,408,000	459,582
LyondellBasell Industries NV, Class A	6,270,000	459,152
Praxair, Inc.	3,380,000	406,310
E.I. du Pont de Nemours and Co.	6,000,000	351,360
Dow Chemical Co.	7,296,418	280,182
Potash Corp. of Saskatchewan Inc.	7,000,000	218,960
MeadWestvaco Corp.	3,660,000	140,471
Mosaic Co.	3,000,000	129,060
Sigma-Aldrich Corp.	980,000	83,594
Nucor Corp.	1,500,000	73,530
Steel Dynamics, Inc.	3,500,000	58,485
HudBay Minerals Inc.	5,000,000	40,920
Cliffs Natural Resources Inc.	1,805,000	37,003
		2,738,609

Telecommunication services 1.90%

SoftBank Corp.	5,970,000	412,394
Verizon Communications Inc.	8,100,000	377,946
Vodafone Group PLC	83,750,000	292,859
Crown Castle International Corp.[1]	1,251,522	91,399
		1,174,598
Common stocks
		Value
Utilities 1.05%	Shares	(000)

FirstEnergy Corp.	6,400,000	$ 233,280
National Grid PLC	17,719,285	209,549
American Water Works Co., Inc.	2,500,000	103,200
PG&E Corp.	2,500,000	102,300
		648,329

Miscellaneous 2.44%

Other common stocks in initial period of acquisition		1,510,859
Total common stocks (cost: $40,038,628,000)		59,197,221
Warrants 0.01%

Energy 0.01%

Kinder Morgan, Inc., warrants, expire 2017[1]	608,000	3,022
Total warrants (cost: $1,158,000)		3,022
Bonds, notes & other debt instruments 0.24%
	Principal amount
U.S. Treasury bonds & notes 0.24%	(000)

U.S. Treasury 0.25% 2013	$150,000	150,023
Total bonds, notes & other debt instruments (cost: $150,012,000)		150,023

Short-term securities 3.98%

Freddie Mac 0.07%–0.15% due 11/26/2013–6/10/2014	967,718	967,462
Fannie Mae 0.08%–0.14% due 1/22–6/16/2014	480,150	479,933
Federal Home Loan Bank 0.09%–0.15% due 10/30/2013–4/15/2014	260,843	260,793
Coca-Cola Co. 0.11%–0.18% due 10/18/2013–2/19/2014[3]	235,400	235,352
National Rural Utilities Cooperative Finance Corp. 0.09% due 10/15–10/22/2013	110,200	110,195
Chariot Funding, LLC 0.32% due 2/7/2014[3]	50,000	49,971
Jupiter Securitization Co., LLC 0.32% due 2/7/2014[3]	16,800	16,787
Federal Farm Credit Banks 0.15%–0.16% due 11/12–11/21/2013	53,600	53,599
General Electric Capital Corp. 0.13% due 10/22/2013	50,000	49,997
Wells Fargo & Co. 0.16% due 12/6/2013	50,000	49,982
Wal-Mart Stores, Inc. 0.06% due 11/12/2013[3]	45,900	45,897
Army and Air Force Exchange Service 0.09% due 12/3/2013[3]	40,000	39,988
Private Export Funding Corp. 0.23% due 10/7/2013[3]	37,200	37,199
Regents of the University of California 0.11% due 10/11/2013	26,614	26,613
Procter & Gamble Co. 0.14% due 11/5/2013[3]	25,000	24,999
Google Inc. 0.14% due 1/15/2014[3]	15,000	14,997
Abbott Laboratories 0.08%-0.10% due 10/8/2013[3]	1,600	1,600
Total short-term securities (cost $2,464,799,000)		2,465,364
Total investment securities (cost: $42,654,597,000)		61,815,630
Other assets less liabilities		86,040
Net assets		$61,901,670

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2013, appear below.

						Value
						of affiliates
					Dividend income	at 9/30/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

CNO Financial Group, Inc.	11,900,000	—	—	11,900,000	$ 952	$ 171,360
Grafton Group PLC, units	15,037,000	—	—	15,037,000	1,771	142,094
					$2,723	$313,454

1Security did not produce income during the last 12 months.

2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $466,790,000, which represented .75% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2013 (dollars in thousands):

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$10,374,219	$ -	$-	$ 10,374,219
Financials	9,199,286	-	-	9,199,286
Industrials	8,560,936	-	-	8,560,936
Information technology	8,543,964	-	-	8,543,964
Health care	7,025,618	-	-	7,025,618
Energy	6,328,800	-	-	6,328,800
Consumer staples	3,092,003	-	-	3,092,003
Materials	2,738,609	-	-	2,738,609
Telecommunication services	1,174,598	-	-	1,174,598
Utilities	648,329	-	-	648,329
Miscellaneous	1,510,859	-	-	1,510,859
Warrants		3,022	-	-
3,022
Bonds, notes & other debt instruments	-	150,023	-	150,023
Short-term securities	-	2,465,364	-	2,465,364
Total	$59,200,243	$2,615,387	$—	$61,815,630

*Securities with a value of $4,033,883,000, which represented 6.52% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$19,546,424
Gross unrealized depreciation on investment securities	(392,371)
Net unrealized appreciation on investment securities	19,154,053
Cost of investment securities for federal income tax purposes	42,661,577

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-010-1113O-S37715

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 27, 2013

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: November 27, 2013